Bank Borrowings (Details) - Schedule of bank borrowings are working capital loans from banks	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Short-Term Debt [Line Items]
Amount	$ 6,089,428	$ 5,178,420		¥ 42,000,000	¥ 33,000,000
Bank of Communications [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.55%	3.70%		3.55%	3.70%
Issuance Date	Mar. 09, 2022	Nov. 01, 2021
Expiration Date	Jan. 19, 2023	Oct. 19, 2022
Amount	$ 579,946	$ 784,610		¥ 4,000,000	¥ 5,000,000
Agricultural Bank of China [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.40%	3.70%		3.40%	3.70%
Issuance Date	Dec. 08, 2022	Nov. 03, 2021
Expiration Date	Dec. 07, 2023	Nov. 03, 2022
Amount	$ 1,304,877	$ 1,412,296		¥ 9,000,000	¥ 9,000,000
Jiangsu Yangzhou Rural Commercial Bank [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.95%	3.95%		3.95%	3.95%
Issuance Date	Feb. 17, 2022	Feb. 25, 2021
Expiration Date	Mar. 02, 2023	Feb. 17, 2022	[1]
Amount	$ 724,932	$ 784,609		¥ 5,000,000	¥ 5,000,000
Bank of China [Member]
Short-Term Debt [Line Items]
Company	Huadong	Huadong
Rate	3.55%	3.80%		3.55%	3.80%
Issuance Date	Mar. 09, 2022	Mar. 03, 2021
Expiration Date	Jan. 19, 2023	Mar. 02, 2022	[1]
Amount	$ 724,932	$ 784,609		¥ 5,000,000	¥ 5,000,000
Agricultural Bank of China One [Member]
Short-Term Debt [Line Items]
Company	Yada
Rate	3.60%			3.60%
Issuance Date	Dec. 08, 2022
Expiration Date	Dec. 06, 2023
Amount	$ 1,449,864			¥ 10,000,000
Industrial and Commercial Bank of China [Member]
Short-Term Debt [Line Items]
Company	Yada	Yada
Rate	3.70%	3.85%		3.70%	3.85%
Issuance Date	Feb. 18, 2022	Feb. 19, 2021
Expiration Date	Feb. 21, 2023	Feb. 18, 2022	[1]
Amount	$ 1,304,877	$ 1,412,296		¥ 9,000,000	¥ 9,000,000

[1]	These loans were renewed upon maturity.